Short Term Loans (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 20, 2018 USD ($)	Dec. 20, 2018 CNY (¥)
Short Term Loans (Textual)
Short term loans	$ 8,263,038	$ 1,402,514
Interest expenses, loans	138,010	82,234	$ 102,274
China Construction Bank [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed				$ 3,119,000
Short-term bank loans annual interest rate				5.39%	5.39%
China Construction Bank [Member] | RMB [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed | ¥					¥ 21,450,000
Loans agreements [Member]
Short Term Loans (Textual)
Short term loans	$ 8,400,090	$ 2,077,219
Loans agreements [Member] | Minimum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest rate	2.46%	5.22%
Loans agreements [Member] | Maximum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest rate	25.00%	6.09%